Loans To Customers - Summary of Loans To Customers (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Loans to customers	¥ 129,693,954	¥ 211,446,645
Credit insurance
Disclosure of financial assets [line items]
Loans to customers	¥ 62,417,000	¥ 142,966,000